DYNAMIC ALPHA MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 56.4%
	EQUITY - 48.4%
89,643	BNY Mellon US Large Cap Core Equity ETF			$ 9,530,844
25,700	Goldman Sachs Equal Weight US Large Cap Equity ETF			1,954,228
98,840	Invesco Nasdaq 100 ETF			19,078,096
573,930	Schwab US Dividend Equity ETF			16,047,083
62,605	SPDR Portfolio S&P 500 ETF			4,116,905
27,400	Vanguard Dividend Appreciation ETF			5,315,326
96,790	Vanguard Russell 1000 Growth ETF			8,981,144
43,800	Vanguard Value ETF			7,566,012
				72,589,638
	FIXED INCOME - 8.0%
239,600	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF			12,065,058

	TOTAL EXCHANGE-TRADED FUNDS (Cost $76,879,687)			84,654,696

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 22.1%
	U.S. TREASURY BILLS — 22.1%
10,105,000	United States Treasury Bill (b)	4.0600	04/17/25	10,085,938
3,031,000	United States Treasury Bill(a),(b)	4.0600	04/17/25	3,025,282
10,069,000	United States Treasury Bill(b)	4.2200	05/20/25	10,011,110
10,105,000	United States Treasury Bill(b)	4.2400	06/20/25	10,010,873
				33,133,203
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $33,130,085)			33,133,203

	TOTAL INVESTMENTS - 78.5% (Cost $110,009,772)			$ 117,787,899
	OTHER ASSETS IN EXCESS OF LIABILITIES- 21.5%			32,237,299
	NET ASSETS - 100.0%			$ 150,025,198
OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
3,441	CBOT 2 Year US Treasury Note Futures	07/01/2025	$ 712,878,426	$ 2,753,938
314	CBOT Corn Futures(a)	07/15/2025	7,273,025	(720,652)
447	CME British Pound Currency Futures	06/17/2025	36,070,106	21,768
158	CME Japanese Yen Currency Futures	06/17/2025	13,270,025	(305,533)
87	COMEX Copper Futures(a)	05/29/2025	10,948,950	668,374

DYNAMIC ALPHA MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
55	COMEX Gold 100 Troy Ounces Futures(a)	06/27/2025	$ 17,326,650	$ 1,158,850
250	COMEX Silver Futures(a)	05/29/2025	43,263,750	629,086
	TOTAL FUTURES CONTRACTS			$ 4,205,831

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
142	CME E-Mini Standard & Poor's 500 Index Futures	06/23/2025	$ 40,138,075	$ 197,643
70	NYBOT CSC C Coffee Futures(a)	07/22/2025	9,854,250	75,738
	TOTAL FUTURES CONTRACTS			$ 273,381

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this investment is a holding of the DAMF Fund Ltd.
(b)	Zero coupon bond; rate disclosed is the effective yield as of March 31, 2025.